Bank Loan - Financial Covenants (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt, as defined	$ 521,700
Bank loan - principal	505,412	$ 520,700
Outstanding letters of credit	15,200	14,600
Bank EBITDA, as defined	1,011,900
Financing and interest expenses, as defined	107,400
Cost
Disclosure of detailed information about borrowings [line items]
Bank loan - principal	$ 506,471	$ 522,294
Position as at December 31, 2019
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	0.52
Interest Coverage (Minimum Ratio)	9.42
Covenant
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	3.50
Interest Coverage (Minimum Ratio)	2.00